Debt - Schedule of Long Term Debt Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Remainder of 2019	$ 2,056
2020	8,225	$ 0
2021	8,225	0
2022	8,225	0
2023	8,225	0
2024	959,044
Thereafter	0
Total debt carrying value	$ 994,000	$ 1,816,450	$ 1,718,297